Related Party Transactions - Compensation to Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,922.2	$ 2,004.9	$ 2,170.3
Post-employment benefits	2.7	3.4	3.7
Compensation of key management personnel	$ 1,924.9	$ 2,008.3	$ 2,174.0